Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net loss	$ (1,798)	$ (1,581)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	112	10
Amortization of debt discount		974
Amortization of debt issuance costs		6
Non-cash interest expense		48
Changes in operating assets and liabilities:
Income tax receivable	(97)	(74)
Prepaid expenses and other current assets	97	38
Accounts payable	546	(193)
Accrued liabilities	20	(11)
Net cash used in operating activities	(1,120)	(783)
Cash flows from financing activities:
Proceeds from the sale of convertible promissory notes, net of debt issuance costs of $7		810
Repayment of demand note		(25)
Repayments of term debt	(26)	(27)
Net cash provided by financing activities	(26)	758
Effect of exchange rate changes on cash	(7)	(1)
Net change in cash	(1,153)	(26)
Cash at beginning of period	2,449	1,405
Cash at end of period	1,296	1,379
Supplemental disclosure of cash flow information:
Cash paid during period for interest	2	5
Supplemental disclosure of non-cash transactions:
Warrants issued for future services	228
Beneficial conversion feature on convertible notes		353
Warrants issued with convertible notes		419
Common stock converted into convertible notes payable		$ 25